Note 7 - Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Share-based Compensation, Stock Warrants Activity [Table Text Block]
Warrants outstanding, December 31, 2016	8,677,500
Issued	11,954,831
Exercised	-
Expired	-
Warrants outstanding, December 31, 2017	20,632,331
Issued	11,559,963
Exercised	-
Expired	-
Warrants outstanding, December 31, 2018	32,192,294

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants Issued	Exercise Price	Expiration Date

240,000	$0.25	April 2021
103,500	$1.00	July 2021
156,000	$0.50	July 2022
78,000	$0.50	August 2022
8,100,000	$0.25	June 2023
5,754,831	$0.35	February 2024
6,200,000	$0.25	October 2024
8,040,000	$0.25	April 23, 2025
3,519,963	$0.65	December 2025
32,192,294